Borrowings - Narrative (Details) $ in Thousands, R$ in Millions		1 Months Ended	7 Months Ended	12 Months Ended
	Sep. 21, 2017 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of detailed information about borrowings [line items]
Collateralized liabilities					$ 70,221	$ 188,058
Level 2 | Fair value
Disclosure of detailed information about borrowings [line items]
Borrowings					$ 517,500	$ 474,300
Borrowings, nominal rate (as a percent)				94.86%	103.49%
Senior Notes due 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 500,000
Issuance of senior notes	$ 495,700
Senior Notes due 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)	6.00%
Brazilian Subsidiaries | Bottom of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				8.54%		8.54%
Brazilian Subsidiaries | Top of range
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				16.29%		16.29%
Brazilian Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				2.00%		2.00%
Brazilian Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				13.23%		13.23%
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA)
Disclosure of detailed information about borrowings [line items]
Nominal amount | R$				R$ 400.0
Brazilian Subsidiaries | Certificados Recebíveis do Agronegócio (CRA) | IPCA
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				3.80%		3.80%
Argentina Subsidiaries | IFC Tranche A And B Granted 2020
Disclosure of detailed information about borrowings [line items]
Nominal amount							$ 100,000
Tenor period			8 years
Grace period			2 years
Amount received regarding loan agreement with IFC		$ 22,000
Argentina Subsidiaries | IFC Tranche A And B Granted 2020 | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)				4.00%		4.00%
Argentina Subsidiaries | Amended IFC Tranche A And B
Disclosure of detailed information about borrowings [line items]
Nominal amount					$ 60,000
Argentina Subsidiaries | Amended IFC Tranche A And B | LIBOR Variable Rate Basis
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis (as a percent)					3.00%
U.S. Dollar | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				0.00%		0.00%
U.S. Dollar | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				9.20%		9.20%
U.S. Dollar | Argentina Subsidiaries | LIBOR Variable Rate Basis | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				4.00%		4.00%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				64.00%		64.00%
Argentine Peso | Argentina Subsidiaries | Fixed interest rate | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate on borrowings (as a percent)				71.15%		71.15%